Rule 497(d)
                                                      Registration No. 333-34098



                         THE PINNACLE FAMILY OF TRUSTS,
                            TECHNOLOGY TRUST SERIES V



                  Supplement to Prospectus dated April 20, 2000

On February 8, 2001 EMC Corp. (EMC) merged with McData Corp. (MCDTA) at a
 .0368069 for one basis. The trust, which held 5,821 shares of EMC Corp (EMC), received 214 shares of McData Corp. (MCDTA).